Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Available-for-sale securities:
Debt Securities, Available-for-Sale	$ 530,805	$ 510,965
Money Market Funds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	308,354	266,362
Corporate Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	150,310	168,308
U.S. Government Treasuries [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	41,138	40,229
Municipal Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,096	16,125
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	16,792	10,594
Asset Backed Obligations [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,115	9,347
Recurring [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	530,805	510,965
Equity Investments	47,985	46,015
Net fair value	(36,832)	(48,901)
Other liabilities	(24,627)	(23,390)
Total	517,331	484,689
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	308,354	266,362
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	150,310	168,308
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	41,138	40,229
Recurring [Member] | Municipal Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,096	16,125
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	16,792	10,594
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,115	9,347
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	349,492	306,591
Total	349,492	306,591
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	308,354	266,362
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	41,138	40,229
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	181,313	204,374
Net fair value	(36,832)	(48,901)
Total	144,481	155,473
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	150,310	168,308
Level 2 [Member] | Recurring [Member] | Municipal Bonds [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,096	16,125
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	16,792	10,594
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Debt Securities, Available-for-Sale	7,115	9,347
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Equity Investments	47,985	46,015
Other liabilities	(24,627)	(23,390)
Total	$ 23,358	$ 22,625